Goodwill, Software and Other Intangible Assets - Additional Information (Detail) $ in Millions, $ in Billions			3 Months Ended			12 Months Ended
	Aug. 01, 2021	Aug. 01, 2020	Oct. 31, 2020 CAD ($)	Apr. 30, 2020 CAD ($)	Oct. 31, 2019 CAD ($)	Oct. 31, 2021 CAD ($)	Oct. 31, 2020 CAD ($)	Oct. 31, 2021 USD ($)	Nov. 08, 2019
Disclosure of intangible assets material to entity [line items]
Assets			$ 769,551			$ 837,683	$ 769,551
Cash flow projection period						five-year
Goodwill			5,253		$ 5,449	$ 4,954	5,253
Goodwill impairment charge							248
Cash-generating units [member]
Disclosure of intangible assets material to entity [line items]
Goodwill			5,253			4,954	5,253
Canadian Commercial Banking and Wealth Management [member]
Disclosure of intangible assets material to entity [line items]
Goodwill			954			954	954
Net additions and disposals of gross carrying amount						0	0
Corporate and Other [member]
Disclosure of intangible assets material to entity [line items]
Goodwill			98			95	98
Net additions and disposals of gross carrying amount						570	459
U.S. Commercial Banking and Wealth Management [member]
Disclosure of intangible assets material to entity [line items]
Impairment loss						0
Terminal growth rate	4.30%	4.00%
Forecasted cash flows discounted at after-tax rate	9.30%	10.20%
Forecasted cash flows discounted at pre-tax rate	10.90%
Goodwill			4,131			3,837	4,131
Net additions and disposals of gross carrying amount						5	8
Capital Markets [member]
Disclosure of intangible assets material to entity [line items]
Goodwill			63			61	63
Net additions and disposals of gross carrying amount						0	0
Canadian Personal and Small Business Banking [member]
Disclosure of intangible assets material to entity [line items]
Goodwill			7			7	7
Net additions and disposals of gross carrying amount						$ 2	1
Canadian wealth management [member]
Disclosure of intangible assets material to entity [line items]
Impairment loss							$ 0
Low end level of price-to-earnings multiples	7.0	7.9
High end level of price-to-earnings multiples	10.9	13.7
First Caribbean International Bank Limited [member]
Disclosure of intangible assets material to entity [line items]
Assets								$ 13
Goodwill impairment charge			$ 220	$ 28	$ 135
Percentage of voting equity interests Sold									66.73%